Net Loss per Unit - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 25, 2021	Sep. 26, 2020
Earnings Per Share [Abstract]
Dilutive Securities, Effect on Basic Earnings Per Share	$ 0	$ 0